Income tax - Reconciliation of income tax charge and the profit/(loss) before tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax disclosure [line items]
Profit/(loss) before tax	$ (188)	$ 140	$ (15)
Profit/(loss) before tax multiplied by the standard rate of Luxembourg corporation tax	(47)	35	(4)
Tax losses for which no deferred income tax asset was recognized	3
Re-measurement of deferred taxes	9		(2)
Adjustment in respect of prior years	1	(15)	5
Income subject to state and other local income taxes	9	3	6
Income taxed at rates other than standard tax rates	11	(3)	4
Non-deductible and other items	36	9	16
Income tax charge	$ 22	$ 29	$ 25
Tax rate	24.94%	24.94%	24.94%
Tax credits in respect of exceptional items	$ 17	$ 14	$ 3